FIXED ASSETS, NET - Additional information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PP&E
Write-offs/ reversals	R$ (3,436,983)	R$ 304,712
Gain, net of taxes	355,062
Eletronorte
PP&E
Write-offs/ reversals	3,286,537
Indemnities of the concession contracts of the Tucuru HPP and Curu-Una HPP	5,062,717
Gain, net of taxes	R$ (1,603,150)